The previous 13F-HR file for ALLMERICA FINANCIAL CORP with the accession number #0001097833-01-000003 was incorrectly filed with the wrong filing type designation. The submission designation type for ALLMERICA FINANCIAL CORP should have been 13F-NT.




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